NATIONWIDE

VA SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VA Separate Account-A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-account’s Statement of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Nationwide Funds Group NVIT Large Cap Growth Fund - Class I (NVOLG1)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	January 4, 2016 to December 31, 2016 and the year ended December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AMERICAN CENTURY INVESTORS, INC.

  VP Balanced Fund - Class I (ACVB)

FIDELITY INVESTMENTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Growth Portfolio - Initial Class (FGP)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Money Market Fund - Class I (SAM)

NEUBERGER & BERMAN MANAGEMENT, INC.

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VP Balanced Fund - Class I (ACVB)
239,237 shares (cost $1,619,457)	$1,801,452
Equity-Income Portfolio - Initial Class (FEIP)
1,160 shares (cost $26,364)	27,711
VIP Growth Portfolio - Initial Class (FGP)
153,409 shares (cost $6,181,156)	11,359,940
Total Return Series - Initial Class (MTRS)
1,154 shares (cost $21,860)	28,512
NVIT Nationwide Fund - Class I (TRF)
328,735 shares (cost $3,386,684)	6,282,129
NVIT Government Bond Fund - Class I (GBF)
125,230 shares (cost $1,434,831)	1,341,211
NVIT Money Market Fund - Class I (SAM)
227,552 shares (cost $227,552)	227,552
NVIT Large Cap Growth Fund - Class I (NVOLG1)
61,812 shares (cost $1,128,815)	1,216,452
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
68,715 shares (cost $1,627,835)	1,909,581

Total Investments	$24,194,540

Accounts Receivable - VIP Growth Portfolio - Initial Class (FGP)	655
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	195
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	126
Accounts Payable - Equity-Income Portfolio - Initial Class (FEIP)	(29)
Accounts Payable - Total Return Series - Initial Class (MTRS)	(16)
Other Accounts Payable	(21)

$24,195,450

Contract Owners’ Equity:
Accumulation units	24,031,303
Contracts in payout (annuitization) period (note 1f)	164,147

Total Contract Owners’ Equity (note 5)	$24,195,450

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVB	FEIP	FGP	MTRS	TRF	GBF	SAM
Reinvested dividends	$146,599	26,701	452	22,904	642	60,505	28,526	1,260
Mortality and expense risk charges (note 2)	(297,940)	(22,499)	(364)	(137,703)	(380)	(78,995)	(18,069)	(4,358)

Net investment income (loss)	(151,341)	4,202	88	(114,799)	262	(18,490)	10,457	(3,098)

Realized gain (loss) on investments	717,303	27,961	(19)	548,443	136	170,656	(25,026)	-
Change in unrealized gain (loss) on investments	3,374,469	104,768	2,218	1,779,006	1,619	898,446	25,683	-

Net gain (loss) on investments	4,091,772	132,729	2,199	2,327,449	1,755	1,069,102	657	-

Reinvested capital gains	882,623	65,654	532	753,136	747	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,823,054	202,585	2,819	2,965,786	2,764	1,050,612	11,114	(3,098)

Investment Activity:	NVOLG1	AMCG
Reinvested dividends	$5,609	-
Mortality and expense risk charges (note 2)	(12,605)	(22,967)

Net investment income (loss)	(6,996)	(22,967)

Realized gain (loss) on investments	(12,011)	7,163
Change in unrealized gain (loss) on investments	209,008	353,721

Net gain (loss) on investments	196,997	360,884

Reinvested capital gains	27,710	34,844

Net increase (decrease) in contract owners’ equity resulting from operations	$217,711	372,761

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVB		FEIP		FGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(151,341)	(128,203)	4,202	4,499	88	220	(114,799)	(119,227)
Realized gain (loss) on investments	717,303	716,826	27,961	7,210	(19)	(48)	548,443	579,579
Change in unrealized gain (loss) on investments	3,374,469	(1,324,561)	104,768	(7,372)	2,218	1,924	1,779,006	(1,479,258)
Reinvested capital gains	882,623	1,294,413	65,654	76,072	532	1,406	753,136	929,465

Net increase (decrease) in contract owners’ equity resulting from operations	4,823,054	558,475	202,585	80,409	2,819	3,502	2,965,786	(89,441)

Equity transactions:
Purchase payments received from contract owners (note 3)	52,550	67,149	21,310	-	-	-	930	-
Transfers between funds	-	-	10,256	40,406	-	-	(18,550)	(2,092)
Redemptions (note 3)	(1,767,096)	(2,700,140)	(136,201)	(404,117)	-	-	(800,651)	(953,344)
Annuity benefits	(19,834)	(17,178)	-	-	-	-	(11,592)	(9,910)
Contract maintenance charges (note 2)	(20,124)	(21,300)	(1,626)	(1,724)	-	-	(8,765)	(9,080)
Contingent deferred sales charges (note 2)	-	(140)	-	-	-	-	-	(140)
Adjustments to maintain reserves	11,064	6,529	26	(20)	(4)	(4)	6,822	3,752

Net equity transactions	(1,743,440)	(2,665,080)	(106,235)	(365,455)	(4)	(4)	(831,806)	(970,814)

Net change in contract owners’ equity	3,079,614	(2,106,605)	96,350	(285,046)	2,815	3,498	2,133,980	(1,060,255)
Contract owners’ equity beginning of period	21,115,836	23,222,441	1,705,119	1,990,165	24,867	21,369	9,226,615	10,286,870

Contract owners’ equity end of period	$24,195,450	21,115,836	1,801,469	1,705,119	27,682	24,867	11,360,595	9,226,615

CHANGES IN UNITS:
Beginning units	650,988	704,784	92,079	113,497	553	553	160,444	178,014
Units purchased	44,304	84,454	1,903	2,322	-	-	12	-
Units redeemed	(70,520)	(138,250)	(7,460)	(23,740)	-	-	(12,349)	(17,570)

Ending units	624,772	650,988	86,522	92,079	553	553	148,107	160,444

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	MTRS		TRF		GBF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$262	376	(18,490)	10,173	10,457	6,695	(3,098)	(6,492)
Realized gain (loss) on investments	136	112	170,656	93,826	(25,026)	(48,500)	-	-
Change in unrealized gain (loss) on investments	1,619	512	898,446	417,757	25,683	37,789	-	-
Reinvested capital gains	747	814	-	-	-	-	-	10

Net increase (decrease) in contract owners’ equity resulting from operations	2,764	1,814	1,050,612	521,756	11,114	(4,016)	(3,098)	(6,482)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	21,150	23,113	450	10,831	990	1,818
Transfers between funds	-	-	(366,292)	317,905	8,908	(306,973)	(89,804)	(19,202)
Redemptions (note 3)	-	-	(300,028)	(514,115)	(182,588)	(322,985)	(118,635)	(152,276)
Annuity benefits	-	-	(4,940)	(4,344)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(5,060)	(5,303)	(1,528)	(1,880)	(451)	(563)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	(2)	2,504	1,766	(26)	(74)	(15)	(24)

Net equity transactions	(3)	(2)	(652,666)	(180,978)	(174,784)	(621,081)	(207,915)	(170,247)

Net change in contract owners’ equity	2,761	1,812	397,946	340,778	(163,670)	(625,097)	(211,013)	(176,729)
Contract owners’ equity beginning of period	25,735	23,923	5,884,378	5,543,600	1,504,844	2,129,941	438,557	615,286

Contract owners’ equity end of period	$28,496	25,735	6,282,324	5,884,378	1,341,174	1,504,844	227,544	438,557

CHANGES IN UNITS:
Beginning units	785	785	97,005	100,447	44,186	62,185	27,670	38,319
Units purchased	-	-	463	6,236	500	794	1,283	528
Units redeemed	-	-	(10,426)	(9,678)	(5,603)	(18,793)	(14,469)	(11,177)

Ending units	785	785	87,042	97,005	39,083	44,186	14,484	27,670

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	NVOLG1		AMCG		CAF
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,996)	(1,038)	(22,967)	(21,447)	-	(1,962)
Realized gain (loss) on investments	(12,011)	(5,912)	7,163	(18,342)	-	108,901
Change in unrealized gain (loss) on investments	209,008	(121,371)	353,721	5,655	-	(180,197)
Reinvested capital gains	27,710	148,443	34,844	76,717	-	61,486

Net increase (decrease) in contract owners’ equity resulting from operations	217,711	20,122	372,761	42,583	-	(11,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	930	30,005	6,790	1,382	-	-
Transfers between funds	441,326	711,205	14,156	(28,288)	-	(712,961)
Redemptions (note 3)	(125,808)	(77,814)	(103,185)	(185,731)	-	(89,758)
Annuity benefits	-	-	(3,302)	(2,924)	-	-
Contract maintenance charges (note 2)	(791)	(405)	(1,903)	(2,015)	-	(330)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-
Adjustments to maintain reserves	(11)	(11)	1,771	1,157	-	(11)

Net equity transactions	315,646	662,980	(85,673)	(216,419)	-	(803,060)

Net change in contract owners’ equity	533,357	683,102	287,088	(173,836)	-	(814,832)
Contract owners’ equity beginning of period	683,102	-	1,622,619	1,796,455	-	814,832

Contract owners’ equity end of period	$1,216,459	683,102	1,909,707	1,622,619	-	-

CHANGES IN UNITS:
Beginning units	66,365	-	161,901	184,843	-	26,141
Units purchased	38,272	74,225	1,871	349	-	-
Units redeemed	(10,591)	(7,860)	(9,622)	(23,291)	-	(26,141)

Ending units	94,046	66,365	154,150	161,901	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-A (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP International Fund - Class I (ACVI)*

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)*

High Income Bond Fund II - Primary Shares (FHIB)*

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 1.40%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually, or a one-time charge up to $50
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2017.

	Total	ACVB	FEIP	FGP	MTRS	TRF	GBF	SAM

1.30%	$297,196	$22,499	$-	$137,703	$-	$78,995	$18,069	$4,358
1.40%	744	-	364	-	380	-	-	-

Totals	$297,940	$22,499	$364	$137,703	$380	$78,995	$18,069	$4,358

	NVOLG1	AMCG

1.30%	$12,605	$22,967
1.40%	-	-

Totals	$12,605	$22,967

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $0 and $1,060, respectively, and total transfers from the Separate Account to the fixed account were $20,462 and $679,241, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,859 and $0 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$24,194,540	$-	$-	$24,194,540

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Balanced Fund - Class I (ACVB)	$129,127	$165,571
Equity-Income Portfolio - Initial Class (FEIP)	984	364
VIP Growth Portfolio - Initial Class (FGP)	786,845	976,312
Total Return Series - Initial Class (MTRS)	1,390	386
NVIT Nationwide Fund - Class I (TRF)	92,407	761,581
NVIT Government Bond Fund - Class I (GBF)	45,022	209,377
NVIT Money Market Fund - Class I (SAM)	21,150	232,178
NVIT Large Cap Growth Fund - Class I (NVOLG1)	474,143	137,822
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	56,528	129,036

	$1,607,596	$2,612,627

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	1.30%	86,522	$20.82	$1,801,469	1.54%	12.43%
2016	1.30%	92,079	18.52	1,705,119	1.56%	5.61%
2015	1.30%	113,497	17.54	1,990,165	1.69%	-3.84%
2014	1.30%	132,841	18.24	2,422,408	1.52%	8.43%
2013	1.30%	143,879	16.82	2,419,810	1.59%	15.90%
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.40%	553	50.06	27,682	1.74%	11.32%
2016	1.40%	553	44.97	24,867	2.37%	16.37%
2015	1.40%	553	38.64	21,369	3.23%	-5.31%
2014	1.40%	553	40.81	22,567	2.90%	7.20%
2013	1.40%	553	38.07	21,052	2.58%	26.35%
VIP Growth Portfolio - Initial Class (FGP)
2017	1.30%	148,107	76.05	11,263,837	0.22%	33.38%
2016	1.30%	160,444	57.02	9,148,096	0.04%	-0.51%
2015	1.30%	178,014	57.31	10,201,531	0.25%	5.78%
2014	1.30%	197,399	54.18	10,694,157	0.18%	9.85%
2013	1.30%	221,137	49.32	10,905,853	0.29%	34.56%
Total Return Series - Initial Class (MTRS)
2017	1.40%	785	36.30	28,496	2.37%	10.73%
2016	1.40%	785	32.78	25,735	2.91%	7.57%
2015	1.40%	785	30.48	23,923	2.63%	-1.77%
2014	1.40%	785	31.02	24,353	1.88%	6.98%
2013	1.40%	785	29.00	22,764	1.80%	17.38%
NVIT Nationwide Fund - Class I (TRF)
2017	1.30%	87,042	71.71	6,242,217	1.00%	18.96%
2016	1.30%	97,005	60.28	5,847,886	1.48%	9.94%
2015	1.30%	100,447	54.83	5,507,708	1.21%	-0.38%
2014	1.30%	108,664	55.04	5,980,681	1.16%	10.69%
2013	1.30%	117,144	49.72	5,824,800	1.29%	29.40%
NVIT Government Bond Fund - Class I (GBF)
2017	1.30%	39,083	34.32	1,341,174	2.06%	0.76%
2016	1.30%	44,186	34.06	1,504,844	1.65%	-0.56%
2015	1.30%	62,185	34.25	2,129,941	1.82%	-1.41%
2014	1.30%	62,218	34.74	2,161,526	1.95%	3.21%
2013	1.30%	72,153	33.66	2,428,615	1.86%	-5.30%
NVIT Money Market Fund - Class I (SAM)
2017	1.30%	14,484	15.71	227,544	0.37%	-0.88%
2016	1.30%	27,670	15.85	438,557	0.01%	-1.29%
2015	1.30%	38,319	16.06	615,286	0.00%	-1.30%
2014	1.30%	32,214	16.27	524,075	0.00%	-1.30%
2013	1.30%	29,881	16.48	492,507	0.00%	-1.30%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.30%	94,046	12.93	1,216,459	0.58%	25.66%
2016	1.30%	66,365	10.29	683,102	0.75%	2.93%	****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	1.30%	154,150	12.21	1,882,425	0.00%	23.67%
2016	1.30%	161,901	9.87	1,598,740	0.00%	3.04%
2015	1.30%	184,843	9.58	1,771,395	0.00%	-4.17%	****
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.30%	26,141	31.17	814,832	0.34%	3.31%
2014	1.30%	29,982	30.17	904,667	0.36%	9.88%
2013	1.30%	29,931	27.46	821,876	0.65%	28.05%

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	67,751	$30.67	$2,077,834	0.00%	2.83%
2013	1.30%	75,870	29.83	2,262,830	0.00%	16.94%

2017	Reserves for annuity contracts in payout phase:				$164,147
2017	Contract Owners’ Equity:				$24,195,450
2016	Reserves for annuity contracts in payout phase:				$138,890
2016	Contract Owners’ Equity:				$21,115,836
2015	Reserves for annuity contracts in payout phase:				$146,291
2015	Contract Owners’ Equity:				$23,222,441
2014	Reserves for annuity contracts in payout phase:				$153,838
2014	Contract Owners’ Equity:				$24,966,106
2013	Reserves for annuity contracts in payout phase:				$152,714
2013	Contract Owners’ Equity:				$25,352,821
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.